Leases	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
Leases
NOTE 16 - LEASES
The future minimum contractual lease income (charter-out rates are presented net of commissions), as of December 31, 2013 is as follows:

Amount
2014	190,896
2015	161,767
2016	138,128
2017	134,662
2018	126,303
2019 and thereafter	369,381
$1,121,137

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